Basis of Presentation	12 Months Ended
Dec. 31, 2023
Basis of Presentation [Abstract]
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

Basis of Presentation and Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Issues Committee (“IFRIC”). The principal accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all years presented, unless otherwise stated.

These financial statements have been prepared on a historical cost basis, modified where applicable. In addition, these financial statements have been prepared using the accrual basis of accounting except for cash flow information. They were authorized for issue by the Company’s board of directors on April 8, 2024.

New Accounting Standards

Standards, interpretations and amendments to standards and interpretations in the reporting period not yet effective and not yet applied:

Amendment to IAS 1, Presentation of Financial Statements

IAS 1 was amended in January 2020 to address inconsistences with how entities apply the standard over classification of current and non-current liabilities. The amendment serves to address whether, in the statement of financial position, debt and other liabilities with an uncertain settlement should be classified as current or non-current. The amendment is effective for annual reporting periods beginning on or after January 1, 2024. Earlier adoption is permitted. The Company will adopt this amendment as of the effective date and does not anticipate any material impacts on adoption.

Amendment to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The amendment narrowed the scope of certain recognition exemptions so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. An entity applies the amendments to transactions that occur on or after the beginning of the earliest comparative period presented. It also, at the beginning of the earliest comparative period presented, recognizes deferred tax for all temporary differences related to leases and decommissioning obligations and recognizes the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at that date. The amendment is effective for annual periods beginning on or after January 1, 2023. Adoption did not have a material impact on our consolidated financial statements.